Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
13.
Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2026	December 31, 2025
Cash	721	97
Bank and other credit institutions	17,672	2,738
Bank and other credit institutions, foreign currency	1,262	1,328
Other cash equivalents	293	283
Total	19,948	4,446

We maintain cash and cash equivalents with major financial institutions. The other cash equivalents corresponds to bank deposits which due date is lower than three months. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally our local insured limits.

The current account earn interest at applicable market rates and this interest is not significant.

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
USD	752	1,029
GBP	281	66
NOK	7	45
SEK	22	184
DKK	6	3
CNY	15	—
AUD	179	1
Total	1,262	1,328